UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund

January 31, 2015	(Unaudited)

	Shares	Value (000)
Common Stock (96.1%)
Banks (7.4%)
US Bancorp	237,000	$9,932
Wells Fargo	241,000	12,513

		22,445

Basic Industry (12.6%)
Danaher	150,000	12,357
Honeywell International	145,000	14,175
United Technologies	104,000	11,937

		38,469

Beverages (4.6%)
Anheuser-Busch InBev ADR	115,000	14,038

Energy (2.3%)
Range Resources	151,000	6,987

Financial Services (2.7%)
Franklin Resources	160,000	8,245

Food (3.8%)
Nestle ADR	150,000	11,477

Health Care (5.8%)
Johnson & Johnson	86,100	8,622
Perrigo	60,000	9,104

		17,726

Insurance (3.3%)
American International Group	205,000	10,018

Media (8.2%)
Omnicom Group	185,720	13,520
Viacom, Cl B	180,000	11,596

		25,116

Miscellaneous (12.4%)
Berkshire Hathaway, Cl B*	81,550	11,736
Brookfield Asset Management, Cl A	285,000	14,529
Onex	210,150	11,500

		37,765

Miscellaneous Consumer (8.3%)
Jarden*	232,500	11,165
Reckitt Benckiser Group(1)	165,000	13,952

		25,117

Retail (9.6%)
Autozone*	19,700	11,760
CVS Caremark	177,000	17,374

		29,134

Schedule of Investments	FMC Select Fund

January 31, 2015	(Unaudited)

	Shares	Value (000)
Services (7.0%)
Aramark	354,000	$11,087
H&R Block	300,000	10,284

		21,371

Technology (8.1%)
Apple	133,980	15,697
Oracle	215,000	9,007

		24,704

Total Common Stock
(Cost $161,085)		292,612

Short-Term Investment (3.7%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.001%(2)
(Cost $11,295)	11,294,647	11,295

Total Investments (99.8%)
(Cost $172,380)†		$303,907

Percentages are based on Net Assets (in thousands) of $304,468.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

†	As of January 31, 2015, the tax basis cost of the Fund’s investments was $172,380 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $132,395 and $(868), respectively.

As of January 31, 2015, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-2300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015